Financial Instruments and Risk Management (Schedule of Interest Rate Profile) (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Fixed rate instruments [Member]
Disclosure of financial instruments by type of interest rate [Line Items]
Financial assets	$ 265	$ 387
Financial liabilities	(1,833)	(1,508)
Total financial instruments, net	(1,568)	(1,121)
Variable rate instruments [Member]
Disclosure of financial instruments by type of interest rate [Line Items]
Financial assets	109	49
Financial liabilities	(930)	(791)
Total financial instruments, net	$ (821)	$ (742)